ACCUMULATED OTHER COMPREHENSIVE LOSS (Components of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrealized losses on derivative instruments, substantially entered into by the Company's equity method joint venture investees	$ (61,585)	$ (54,620)	$ (65,123)	$ (61,547)	$ (59,263)	$ (98,937)
Items not yet recognized as a component of net periodic benefit cost (pension and other postretirement benefit plans)	(18,486)	(18,841)	(21,337)	(21,833)	(10,081)	(14,893)
Accumulated other comprehensive loss	$ (80,071)	(73,461)	$ (86,460)	(83,380)	$ (69,344)	$ (113,781)
Parent Company [Member]
Accumulated other comprehensive loss		$ (73,461)		$ (83,380)